Income Taxes - Gross roll forward of deferred income tax assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross roll forward of deferred income tax assets, net
Deferred income tax account at beginning of period	$ 30,962,539	$ 26,213,382
Statement of income credit	3,611,953	(317,002)
Other comprehensive income ("OCI") credit	145,406	(619,304)
Tax credit		5,738,832
Reserve for low value		(861)
Discontinued operations	(9,410,332)	(52,508)
Disposed Operations	(7,789,073)
Deferred income tax account at end of period	$ 17,520,493	$ 30,962,539